Organization and Business Description	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

SuperX AI Technology Limited (formerly known as Super X AI Technology Limited and Junee Limited) (the “Company”) is a limited liability company established under the laws of the British Virgin Islands on August 25, 2021. It is a holding company with no business operation. The Company changed its name from Junee Limited to Super X AI Technology Limited on June 2, 2025. The Company changed its name from Super X AI Technology Limited to SuperX AI Technology Limited on October 10, 2025.

The Company owns 100% equity interests of (i) OPS Interior Design Consultant Limited (“OPS HK”), a limited liability company established in Hong Kong on July 13, 2011; (ii) SuperX Investments International Limited (formerly known as Junee Investments International Limited) (“SuperX Investments”), a limited liability company established in Hong Kong on May 17, 2024; (iii) SuperX Enterprise Pte. Ltd. (formerly known as Junee Technology Pte. Ltd.) (“SuperX Enterprise”), a limited liability company established in Singapore on June 6, 2024; (iv) ASPAC AI Computing Pty Ltd (“ASPAC AI”), a limited liability company established in Australia on April 24, 2024; (v) SuperX AI Company Limited (“SuperX AI Company”), a limited liability company established in Hong Kong on May 16, 2025; (vi) SuperX AI Pte. Ltd. (“SuperX AI Pte”), a limited liability company established in Singapore on February 28, 2025; (vii) SuperX Industries Pte. Ltd. (formerly known as MindEnergy AI Technology Pte. Ltd.) (“SuperX Industries”), a limited liability company established in Singapore on May 15, 2023; and (viii) Excellent Prospect Investment Holding Limited (“Excellent Prospect”), a limited liability company established in the British Virgin Islands on November 13, 2024. The Company together with its subsidiaries is referred to as the “Group”.

The Company, through its subsidiaries, is an interior design and fit out service provider in Hong Kong and an AI infrastructure solutions provider. OPS HK provides design, fit out and repair and maintenance services for commercial and residential buildings. The design service includes both the consultation with its staff and the actual design work and it provides a specific conceptualized design with layout plans, detailed design drawings, advice relating to, among other things, budgetary consideration, optimal use of space, the materials, fittings, furniture, appliances and other items to be used with an aim to produce a preliminary design plan and quotation for clients’ considerations. Fit out works include installing protective materials to cover floors or walls, installing or constructing partition walls, windows and window frames and decorative fittings, furniture or fixtures, installing plumbing systems as well as installing switches, power outlets, telephone wiring, computer outlet covers and other electrical and wiring works. Repair and maintenance works include, among other things, replacement of fixtures and fittings, repair and maintenance of cupboards and shelves and repainting walls and ceilings. SuperX Industries and SuperX AI Pte offer a comprehensive portfolio of proprietary hardware, advanced software, and end-to-end services for AI data centers. The services include advanced solution design and planning, cost-effective infrastructure product integration, and end-to-end operations and maintenance. Its core products include high-performance AI servers, High-Voltage Direct Current (HVDC) solutions, high-density liquid cooling solutions, as well as AI cloud and AI agents.

On April 17, 2024, the Company entered into an underwriting agreement with the underwriter in connection with its IPO of 2,000,000 ordinary shares, no par value per share, which also granted the underwriter a 45-day option to purchase up to an additional 300,000 ordinary shares at a price of $4.00 per share. On April 19, 2024, the Company closed its IPO of 2,000,000 ordinary shares, no par value per share. Subsequently, on May 31, 2024, the underwriter exercised its over-allotment option to purchase an additional 263,068 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on June 3, 2024. The IPO and the exercise of the over-allotment option with gross proceeds totaling $9,052,272, before deducting underwriting discounts and offering expenses.

The ordinary shares began trading on April 17, 2024 on the Nasdaq Capital Market and commenced trading under the ticker symbol “JUNE”, and the ticket symbol subsequently changed to “SUPX” on June 2, 2025.

Reorganization

A reorganization of the legal structure of the Company (the “Reorganization”) was completed on September 1, 2021. Prior to the Reorganization, OPS HK, the operating subsidiary of the Company, was controlled by Alpha Generator Limited. As part of the Reorganization, OPS Holdings Limited was first incorporated under the laws of the British Virgin Islands on June 25, 2021 and being interspersed between Alpha Generator Limited and OPS HK. Subsequently, the Company was incorporated and being interspersed between OPS Holdings Limited and OPS HK. Consequently, Junee Limited became the holding company of OPS HK on September 1, 2021. The Company and its subsidiary resulting from Reorganization has always been under the common control of the same controlling shareholders before and after the Reorganization. The consolidation of the Company and its subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
OPS HK	July 13, 2011	Hong Kong	100%	Provision of design, fit out and repair and maintenance services for commercial and residential properties
SuperX Investments	May 17, 2024	Hong Kong	100%	Investment holding
SuperX Enterprise	June 6, 2024	Singapore	100%	Investment holding
ASPAC AI	April 24, 2024	Australia	100%	Investment holding
SuperX AI Company	May 16, 2025	Hong Kong	100%	Investment holding
SuperX AI Pte	February 28, 2025	Singapore	100%	Wholesale of AI and computer hardware and peripheral equipment
SuperX Industries	May 15, 2023	Singapore	100%	Development of AI software and applications
Excellent Prospect	November 13, 2024	British Virgin Islands	100%	Investment holding